Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	£ 9,836	£ 13,885
Assets Outflow	(8,967)	(13,580)
Liabilities Inflow	12,562	6,158
Liabilities Outflow	(12,688)	(6,289)
Within One Year | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	7,081	8,874
Assets Outflow	(6,526)	(8,702)
Liabilities Inflow	9,876	5,929
Liabilities Outflow	(9,749)	(6,059)
Within One Year | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	55	56
Assets Outflow	(54)	(97)
Liabilities Inflow	33
Liabilities Outflow	(92)
Between One and Two Years | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	332	339
Assets Outflow	(330)	(328)
Liabilities Inflow	449	229
Liabilities Outflow	(441)	(230)
Between One and Two Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	36	89
Assets Outflow	(43)	(135)
Liabilities Inflow	20
Liabilities Outflow	(73)
Between Two and Three Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	830	60
Assets Outflow	(771)	(108)
Liabilities Inflow	1,008
Liabilities Outflow	(1,075)
Between Three and Four Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	15	1,812
Assets Outflow	(26)	(1,782)
Liabilities Inflow	17
Liabilities Outflow	(38)
Between Four and Five Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	733	32
Assets Outflow	(592)	(62)
Liabilities Inflow	690
Liabilities Outflow	(730)
Beyond Five Years | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	754	2,623
Assets Outflow	(625)	£ (2,366)
Liabilities Inflow	469
Liabilities Outflow	£ (490)